Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning, net	₩ 3,447,333	₩ 2,161,258
Acquisition and capital expenditure	346,989	1,720,619
Disposal and termination	(25,668)	(13,783)
Amortization	(627,261)	(604,744)	₩ (628,154)
Impairment	(30,674)	(3,748)
Changes in scope of consolidation	(10,266)	156,253
Others	29,380	31,478
Ending, net	3,129,833	3,447,333	2,161,258
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	7,942,556	7,898,325
Ending, net	8,148,293	7,942,556	7,898,325
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(4,495,223)	(5,737,067)
Ending, net	(5,018,460)	(4,495,223)	(5,737,067)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	696,872	230,085
Acquisition and capital expenditure	19,455	467,394
Impairment	(24,006)
Changes in scope of consolidation	0	(607)
Others	15,902	0
Ending, net	708,223	696,872	230,085
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,002,530	536,093
Ending, net	1,037,887	1,002,530	536,093
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(305,658)	(306,008)
Ending, net	(329,664)	(305,658)	(306,008)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	228,373	280,999
Acquisition and capital expenditure	45,997	38,113
Disposal and termination	(5,503)	(7,893)
Amortization	(93,374)	(92,230)
Impairment	(744)	(216)
Changes in scope of consolidation	(2,320)	8,640
Others	(573)	960
Ending, net	171,856	228,373	280,999
Development costs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,812,377	1,767,422
Ending, net	1,803,687	1,812,377	1,767,422
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,584,004)	(1,486,423)
Ending, net	(1,631,831)	(1,584,004)	(1,486,423)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	139,425	146,000
Acquisition and capital expenditure	55,651	36,437
Disposal and termination	(48)	(506)
Amortization	(54,748)	(52,547)
Impairment	(508)	(316)
Changes in scope of consolidation	(802)	(4,548)
Others	16,106	14,905
Ending, net	155,076	139,425	146,000
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,083,426	1,053,980
Ending, net	1,156,951	1,083,426	1,053,980
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(944,001)	(907,980)
Ending, net	(1,001,875)	(944,001)	(907,980)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,839,131	1,160,663
Acquisition and capital expenditure	0	1,065,096
Disposal and termination	0	(276)
Amortization	(350,265)	(386,741)
Impairment	0	0
Others	(610)	389
Ending, net	1,488,256	1,839,131	1,160,663
Frequency usage rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	2,617,647	3,373,095
Ending, net	2,617,707	2,617,647	3,373,095
Frequency usage rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(778,516)	(2,212,432)
Ending, net	(1,129,451)	(778,516)	(2,212,432)
Others [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	543,532	343,511
Acquisition and capital expenditure	225,886	113,579
Disposal and termination	(20,117)	(5,108)
Amortization	(128,874)	(73,226)
Impairment	(5,416)	(3,216)
Changes in scope of consolidation	(7,144)	152,768
Others	(1,445)	15,224
Ending, net	606,422	543,532	343,511
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,426,576	1,167,735
Ending, net	1,532,061	1,426,576	1,167,735
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(883,044)	(824,224)
Ending, net	₩ (925,639)	₩ (883,044)	₩ (824,224)